Acquisition of subsidiaries - Goodwill (Details) - CNY (¥)	Nov. 30, 2022	Oct. 27, 2021	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred		¥ 694,479,000	¥ 356,000,000
MINISO SG Pte. Ltd
Disclosure of detailed information about business combination [line items]
Less: cash and cash equivalents acquired	¥ (5,461,000)
YGF Investment
Disclosure of detailed information about business combination [line items]
Consideration transferred		1,038,381,000
Cash considerations paid		694,479,000
Add: carrying amount of the Group's previously held equity interest in YGF Investment at the date of acquisition		343,902,000
Less: cash and cash equivalents acquired		(10,996,000)
Net cash outflow		¥ 683,483,000